Consolidated Balance Sheets - USD ($)	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash and cash equivalents	$ 1,519,666	$ 1,653,260
Accounts receivable, net	4,926,081	7,995,931
Accounts receivable-related parties, net	8,733,263	9,545,453
Advances to suppliers	1,064,901	504,002
Inventories, net	302,938	693,677
Loan receivable		2,180,655
Loan receivable - related party	397,041
Other current assets	2,087,946	6,304,722
TOTAL CURRENT ASSETS	19,031,836	28,877,700
Non-current accounts receivable, net	1,648,109	1,078,777
Non-current accounts receivable-related parties, net	3,793,949
Property, plant and equipment, net	11,835,516	11,599,416
Intangible assets, net	1,496	59,921
Other assets, non-current	4,304,640
TOTAL ASSETS	40,615,546	41,615,814
CURRENT LIABILITIES
Short-term bank loans	6,584,664	6,082,574
Accounts payable	12,586,696	11,700,763
Accounts payable-related parties	65,276	66,135
Advances from customers	421,700	304,021
Advances from customers-related parties	140,938	51,183
Amounts due to related parties	129,139	1,005,307
Accrued payroll and benefits	193,912	243,976
Other payables and accrued expenses	4,897,672	4,247,391
Income tax payable	70,653	310,537
Convertible note payable, net of debt discounts	916,511
TOTAL CURRENT LIABILITIES	26,007,161	24,011,887
EQUITY
Ordinary shares, 2019 and 2018: par $0; authorized capital 100,000,000 shares; shares issued and outstanding, 2019: 42,000,163 shares; 2018: 41,760,163 shares;	126,257,156	126,146,996
Additional paid-in capital	16,461,333	15,782,904
Reserve	14,044,269	14,044,269
Accumulated deficit	(174,517,769)	(170,935,437)
Accumulated other comprehensive income	23,022,845	23,218,159
Total equity of the Company	5,267,834	8,256,891
Non-controlling interest	9,340,551	9,347,036
TOTAL EQUITY	14,608,385	17,603,927
TOTAL LIABILITIES AND EQUITY	$ 40,615,546	$ 41,615,814